Earnings per share (Details) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Profit attributable to owners of the Bank	$ 315,143,929	$ 474,106,223	$ 449,341,296
Profit attributable to owners of the Bank adjusted to reflect the effect of dilution	$ 315,143,929	$ 474,106,223	$ 449,341,296
Denominator:
Weighted average of outstanding ordinary shares for the year (in shares)	612,710,079	612,710,079	612,710,079
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution (in shares)	612,710,079	612,710,079	612,710,079
Basic earnings per share (in ARS per share)	$ 514.3443	$ 773.7856	$ 733.3669
Diluted earnings per share (in ARS per share)	$ 514.3443	$ 773.7856	$ 733.3669